Basis of presentation	6 Months Ended
Jun. 30, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation
NOTE 2 — BASIS OF PRESENTATION

The accompanying interim consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (US GAAP).

The accompanying consolidated financial statements include the following entities and chartered-in vessels:

Company name	Vessel name	Country of incorporation	2014	2013
Libra Shipping Enterprises Corporation	Navios Libra II	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Alegria Shipping Corporation	Navios Alegria	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Felicity Shipping Corporation	Navios Felicity	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Gemini Shipping Corporation	Navios Gemini S	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Galaxy Shipping Corporation	Navios Galaxy I	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Aurora Shipping Enterprises Ltd.	Navios Hope	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Palermo Shipping S.A.	Navios Apollon	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Fantastiks Shipping Corporation	Navios Fantastiks	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Sagittarius Shipping Corporation	Navios Sagittarius	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Hyperion Enterprises Inc.	Navios Hyperion	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Chilali Corp.	Navios Aurora II	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Surf Maritime Co.	Navios Pollux	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Pandora Marine Inc.	Navios Melodia	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Customized Development S.A.	Navios Fulvia	Liberia	1/01 - 06/30	1/01 - 06/30
Kohylia Shipmanagement S.A.	Navios Luz	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Orbiter Shipping Corp.	Navios Orbiter	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Floral Marine Ltd.	Navios BuenaVentura	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Golem Navigation Limited	Navios Soleil	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Kymata Shipping Co.	Navios Helios	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Joy Shipping Corporation	Navios Joy	Marshall Is.	1/01 - 06/30	—
Micaela Shipping Corporation	Navios Harmony	Marshall Is.	1/01 - 06/30	—
Pearl Shipping Corporation	Navios Sun	Marshall Is.	1/18 - 06/30	—
Velvet Shipping Corporation	Navios La Paix	Marshall Is.	1/07 - 06/30	—
Rubina Shipping Corporation	Hyundai Hongkong	Marshall Is.	1/01 - 06/30	—
Topaz Shipping Corporation	Hyundai Singapore	Marshall Is.	1/01 - 06/30	—
Beryl Shipping Corporation	Hyundai Tokyo	Marshall Is.	1/01 - 06/30	—
Cheryl Shipping Corporation	Hyundai Shanghai	Marshall Is.	1/01 - 06/30	—
Christal Shipping Corporation	Hyundai Busan	Marshall Is.	1/01 - 06/30	—
Chartered-in vessels
Prosperity Shipping Corporation	Navios Prosperity	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Aldebaran Shipping Corporation	Navios Aldebaran	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Other
JTC Shipping and Trading Ltd (*)	Holding Company	Malta	1/01 - 06/30	1/01 - 06/30
Navios Maritime Partners L.P.	N/A	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Navios Maritime Operating LLC	N/A	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Navios Partners Finance (US) Inc.	Co-Borrower	Delaware	1/01 - 06/30	6/19 - 06/30
Navios Partners Europe Finance Inc.	Sub-Holding Company	Marshall Is.	1/01 - 06/30	—

(*) Not a vessel -owning subsidiary and only holds right to a charter-in contract.

Deferred Drydock and Special Survey costs: Navios Partners' vessels are subject to regularly scheduled dry docking and special surveys which are generally carried out every 30 or 60 months to coincide with the renewal of the related certificates issued by the classification societies, unless a further extension is obtained in rare cases and under certain conditions. The cost of drydocking and special surveys are deferred and amortized over the above periods or to the next drydocking or special survey date if such date has been determined.

Costs capitalized as part of the drydocking or special survey consist principally of the actual costs incurred at the yard and expenses relating to spare parts, paints, lubricants and services incurred solely during the drydocking or special survey period. For each of the three and six month periods ended June 30, 2014, the amortization expense was $146. For each of the three and six month periods ended June 30, 2013, the amortization expense was nil.

The costs of dry docking and special surveys was included in the daily management fee of $4.65 per owned Ultra-Handymax vessel, $4.55 per owned Panamax vessel and $5.65 per owned Capesize vessel through December 31, 2013. In October 2013, Navios Partners amended its existing Management Agreement with the Manager, a subsidiary of Navios Holdings, to fix the fees for ship management services of its owned fleet at: (a) $4.00 daily rate per Ultra-Handymax vessel; (b) $4.10 daily rate per Panamax vessel; (c) $5.10 daily rate per Capesize vessel effective from January 1, 2014 through December 31, 2015; and (d) $6.50 daily rate per container vessel effective from the delivery through December 31, 2015. Drydocking expenses under this agreement is reimbursed by Navios Partners at cost at occurrence.

The accompanying interim condensed consolidated financial statements of Navios Partners are unaudited, but, in the opinion of management, contain all adjustments necessary to present a fair statement of results, in all material respects, Navios Partners' condensed consolidated financial position as of June 30, 2014 and December 31, 2013 and the condensed consolidated results of operations for the three and six months ended June 30, 2014 and 2013. The footnotes are condensed as permitted by the requirements for interim financial statements and, accordingly, do not include information and disclosures required under US GAAP for complete financial statements. All such adjustments are deemed to be of a normal, recurring nature. The results of operations for the interim periods are not necessarily indicative of the results to be expected for the full year. These financial statements should be read in conjunction with the audited consolidated financial statements and related notes included in Navios Partners' Annual Report on Form 20-F for the year ended December 31, 2013.